Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ (2,585,692)	$ 602,980
Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	70,125	1,068,369
Interest Rate Swap 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	(2,655,817)	(465,389)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	(2,585,692)	602,980
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	70,125	1,068,369
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ (2,655,817)	$ (465,389)